Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	$ 6,524	$ 6,226
Noncurrent Assets	18,712	16,995
CA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	1,520	1,464
Noncurrent Assets	4,128	3,995
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	4,537	4,328
Noncurrent Assets	13,739	12,257
BARBADOS
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	319	280
Noncurrent Assets	446	408
BAHAMAS
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	121	119
Noncurrent Assets	315	276
DOMINICA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	27	35
Noncurrent Assets	$ 84	$ 59